Investments in Equipment Subject to Operating Leases	12 Months Ended
Dec. 31, 2014
Investments in Equipment Subject to Operating Leases
5. Investment in Equipment Subject to Operating Leases

On October 31, 2014, the Partnership entered into an agreement for the purchase of two operating leases for aircraft rotable parts equipment located in the United States of America with a total basis of $1,330,616. Each operating lease has a remaining term of 28 months and monthly payments of $26,493 and $1,800, respectively. On that same date, the Partnership entered into a participation agreement with the rotable parts servicer, whereby the servicer purchased a 5% interest in these operating leases.

On March 28, 2014, Echo II entered into an agreement for the purchase of two portfolios of leases located in the United States of America with a combined total of approximately $21,863,000 of assets. One of the portfolios consisted of approximately $7,800,000 of assets subject to operating leases.

During the year ended December 31, 2014, Echo II sold two operating lease schedules for total cash proceeds of $281,405 and elimination of related outstanding debt of $399,827. The net book value of these leases at the time of sale was $644,184 which resulted in the Partnership recognizing a gain of $37,048.

On December 20, 2013, Echo entered into an agreement for the purchase of two portfolios of leases located in the United States of America with a combined total of $17,800,000 of assets. One of the portfolios consisted of approximately $11,200,000 of assets subject to operating leases.

During the year ended December 31, 2014, Echo sold various operating lease schedules for total cash proceeds of $1,638,193 and elimination of related outstanding debt of $508,869. The net book value of these leases at the time of sale was $2,139,975 which resulted in the Partnership recognizing a gain of $7,087.

The composition of the equipment subject to operating leases as of December 31, 2014 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$807,239	$125,677	$681,562
Aircraft equipment	3,469,297	250,394	3,218,903
Computer equipment	671,809	233,776	438,033
Forklifts and fuels cells	7,188,160	1,166,572	6,021,588
Heavy equipment	3,047,443	435,563	2,611,880
Industrial	518,399	97,295	421,104
Machine tools	556,686	68,778	487,908
Medical	518,588	134,240	384,348
	$16,777,621	$2,512,295	$14,265,326

The composition of the equipment subject to operating leases as of December 31, 2013 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$653,458	$2,382	$651,076
Computer equipment	1,529,807	17,505	1,512,302
Forklifts and fuels cells	5,473,816	26,569	5,447,247
Heavy equipment	2,514,627	10,244	2,504,383
Industrial	466,618	2,135	464,483
Machine tools	556,686	2,943	553,743
Medical	32,476	120	32,356
	$11,227,488	$61,898	$11,165,590

The Partnership records depreciation expense on equipment when the lease is classified as an operating lease. In order to calculate depreciation, the Partnership first determines the depreciable equipment cost, which is the cost less the estimated residual value. The estimated residual value is the estimate of the value of the equipment at lease termination. Depreciation expense is recorded by applying the straight-line method of depreciation to the depreciable equipment cost over the lease term. Depreciation expense for the years ended December 31, 2014 and 2013 was $3,010,407 and $61,899, respectively.

SQN AIF IV, GP LLC [Member]
Investments in Equipment Subject to Operating Leases

5. Investment in Equipment Subject to Operating Leases

On October 31, 2014, the Fund entered into an agreement for the purchase of two operating leases for aircraft rotable parts equipment located in the United States of America with a total basis of $1,330,616. Each operating lease has a remaining term of 28 months and monthly payments of $26,493 and $1,800, respectively. On that same date, the Fund entered into a participation agreement with the rotable parts servicer, whereby the servicer purchased a 5% interest in these operating leases.

On March 28, 2014, Echo II entered into an agreement for the purchase of two portfolios of leases located in the United States of America with a combined total of approximately $21,863,000 of assets. One of the portfolios consisted of approximately $7,800,000 of assets subject to operating leases.

During the year ended December 31, 2014, Echo II sold two operating lease schedules for total cash proceeds of $281,405 and elimination of related outstanding debt of $399,827. The net book value of these leases at the time of sale was $644,184 which resulted in the Fund recognizing a gain of $37,048.

On December 20, 2013, Echo entered into an agreement for the purchase of two portfolios of leases located in the United States of America with a combined total of $17,800,000 of assets. One of the portfolios consisted of approximately $11,200,000 of assets subject to operating leases.

During the year ended December 31, 2014, Echo sold various operating lease schedules for total cash proceeds of $1,638,193 and elimination of related outstanding debt of $508,869. The net book value of these leases at the time of sale was $2,139,975 which resulted in the Fund recognizing a gain of $7,087.

The composition of the equipment subject to operating leases as of December 31, 2014 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$807,239	$125,677	$681,562
Aircraft equipment	3,469,297	250,394	3,218,903
Computer equipment	671,809	233,776	438,033
Forklifts and fuels cells	7,188,160	1,166,572	6,021,588
Heavy equipment	3,047,443	435,563	2,611,880
Industrial	518,399	97,295	421,104
Machine tools	556,686	68,778	487,908
Medical	518,588	134,240	384,348
	$16,777,621	$2,512,295	$14,265,326

The composition of the equipment subject to operating leases as of December 31, 2013 is as follows:

Description	Cost Basis	Accumulated Depreciation	Net Book Value
Agricultural equipment	$653,458	$2,382	$651,076
Computer equipment	1,529,807	17,505	1,512,302
Forklifts and fuels cells	5,473,816	26,569	5,447,247
Heavy equipment	2,514,627	10,244	2,504,383
Industrial	466,618	2,135	464,483
Machine tools	556,686	2,943	553,743
Medical	32,476	120	32,356
	$11,227,488	$61,898	$11,165,590

The Fund records depreciation expense on equipment when the lease is classified as an operating lease. In order to calculate depreciation, the Fund first determines the depreciable equipment cost, which is the cost less the estimated residual value. The estimated residual value is the estimate of the value of the equipment at lease termination. Depreciation expense is recorded by applying the straight-line method of depreciation to the depreciable equipment cost over the lease term. Depreciation expense for the years ended December 31, 2014 and 2013 was $3,010,407 and $61,899, respectively.